DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Income loss recognized in income related to the effective portion of its hedging instruments	$ 1,224	$ 626
Fair value of derivative instruments	1,007		$ 635
Derivative, Notional Amount	28,239		$ 32,227
Estimated existing losses expected to be reclassified to income (loss)	$ 1,007